Goodwill	12 Months Ended
Mar. 31, 2012
Goodwill [Abstract]
Goodwill

5. Goodwill

In accordance with the Company’s accounting policy, a goodwill impairment test is completed on October 1 of each fiscal year or whenever events or changes in circumstances indicate that impairment may exist. The Company conducted its annual goodwill impairment tests on October 1, 2011, 2010 and 2009 and concluded that there was no goodwill impairment as the fair value of the Piling reporting unit exceeded its carrying value. There were no triggering events between October 1, 2011 and March 31, 2012.

The changes in goodwill during the years ended March 31, 2012, 2011 and 2010 are as follows:

Balance at March 31, 2009	$23,872
Acquisition of goodwill (assigned to the Piling segment) (note 6(b))	1,239
Balance at March 31, 2010	25,111
Acquisition of goodwill (assigned to the Piling segment) (note 6(a))	7,790
Balance at March 31, 2011 and March 31, 2012	$32,901